SCHEDULE OF TAX RECONCILIATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Income Tax Expense
Loss before income tax	$ (19,263)		$ (18,057)		$ (18,347)
Statutory tax rate	23.00%		23.00%		23.00%
Income tax benefit at the statutory tax rate	$ 4,430		$ 4,153		$ 4,220
Current period tax losses carried forward (unrecognized)	(4,430)		(4,153)		(4,220)
Income tax expense		[1],[2]		[3],[4]		[5],[6]

[1]	All non-current assets are located in the state of Israel.
[2]	All revenues are generated in the state of Israel.
[3]	All non-current assets are located in the state of Israel.
[4]	All revenues are generated in the state of Israel.
[5]	All non-current assets are located in the state of Israel.
[6]	All revenues are generated in the state of Israel.